Offerings - Offering: 1	Mar. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	17,435,215
Proposed Maximum Offering Price per Unit	4.4850
Maximum Aggregate Offering Price	$ 78,196,939.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,799.00
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the Registrant’s 2021 Omnibus Incentive Plan (the “Equity Plan”) and the Payoneer 2021 Employee Stock Purchase Plan (the “ESPP, and together with the Equity Plan, the “Plans”) as a result of any stock dividend, stock split, recapitalization, or other similar transaction.

(b) Represents 13,948,172 shares of the Registrant’s common stock added to the Equity Plan and 3,487,043 shares of the Registrant’s common stock added to the ESPP, effective as of January 1, 2026, pursuant to the evergreen increase provisions of each of the Plans, respectively.

(c) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s common stock as quoted on the Nasdaq Global Select Market on March 12, 2026.